BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Revenue (Details) - item	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2022
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Maximum number of monthly instalments for deferred payment		12
Period of customer's right to return goods	14 days